Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables
Schedule of trade and other receivables
	December 31,	December 31,
	2024	2023

Trade receivables	$3,572	$5,875
Other receivables	3,560	3,611
	$7,132	$9,486